INCOME TAXES (Schedule of Deferred Tax Asset/Liability) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Net deferred tax benefit - current:
Net operating loss carryforwards	$ 797	$ 938
Employees benefits and compensation	$ 3,824	5,170
Debt discount		1,253
Accruals, reserves and others	$ 5,774	3,809
Gross deferred tax benefit - current	10,395	11,170
Valuation allowance - current	(3,519)	(3,354)
Total net current deferred tax benefit	6,876	7,816
Net deferred tax benefit - long-term
Net operating loss carryforwards	327,924	320,954
Employees benefits and compensation	2,164	2,663
Research and development	1,940	1,940
Others	1,814	1,237
Gross deferred tax assets - long-term	333,842	326,794
Valuation allowance - long-term	(304,195)	(293,670)
Total net long-term deferred tax assets	29,647	33,124
Depreciation and amortization	(51,238)	(36,611)
Deferred tax related to gain on acquisition	(44,423)	(66,722)
Debt discount	(371)	(4,200)
Others	(3,359)	(869)
Total net long-term deferred tax liability	$ (69,744)	$ (75,278)